UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 14, 2002


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	332583



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107      2145    182538 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       301      5720 SH         SOLE          SOLE
ALLIED WASTE INDUSTRIES, INC.   COM   019589308       200     15350 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       220      6500 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     41736       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4994      2108 SH         SOLE          SOLE
BIOPURE CORPORATION             COM   09065H105       143     13500 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       249      9400 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2636    160250 SH         SOLE          SOLE
CHAMPIONSHIP AUTO RACING TEAMS  COM   158711101       194     13750 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6542    125174 SH         SOLE          SOLE
COMCAST CORPORATION             COM   200300101     11681    367325 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       206      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     13417    336940 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206       116     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     35956    437845 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     24717    425425 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       400     29643 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       595     15900 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     25374    570849 SH         SOLE          SOLE
HOME DEPOT INC.                 COM   437076102       300      6170 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   87924V507     12106    957760 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     29575    145327 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     15499    227085 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       209      4050 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     22633    753435 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      2909    107150 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     28775   2092708 SH         SOLE          SOLE
ST. JOE          		COM   790148100       200      6667 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       219      4700 SH         SOLE          SOLE
STURM RUGER & CO. INC.          COM   864159108       207     16050 SH         SOLE          SOLE
TRIZEC HAHN CORP.               COM   896938107     20108   1270229 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       201      5200 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       432     11640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       455       750 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     25651    519260 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1282      4100 SH         SOLE          SOLE
                                                   332583